FUNDS HELD IN TRUST	12 Months Ended
Mar. 31, 2022
FUNDS HELD IN TRUST
FUNDS HELD IN TRUST

5. FUNDS HELD IN TRUST

Funds held in trust amounting to $795,516 as at March 31, 2021, represented unrestricted funds held at a Canadian chartered bank by the Company’s corporate counsel, representing proceeds from the March Bought Deal Offering which were released in April 2021.